Note 12 - Employee Benefit Plan	3 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Pension and Other Postretirement Benefits Disclosure [Text Block]
Note
1
2.

Employee Benefit Plan

The Company has established a
401
(k) Plan (the
"401
(k) Plan") that permits participants to make contributions by salary deduction pursuant to Section
401
(k) of the IRC. The Company
may,
at its discretion, make matching contributions to the
401
(k) Plan. The Company has made
no
contributions to the
401
(k) Plan since its inception. The Company makes a nonelective
401
(k) safe harbor contribution on behalf of each employee equal to
3%
of their annual salary. The Company’s non-elective safe harbor contributions totaled
$49,000
and
$54,000
for the years ended
December 31, 2018
and
2017,
respectively. Beginning in
January 2019,
the Company amended the
401
(k) Plan to discontinue the nonelective safe harbor contribution on behalf of each employee equal to
3%
of their annual salary.